Cost of Sales, Gross Profit (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cost of materials	€ 3,636	€ 1,498
Increased amount of gross profit	6,534
Gross profit	16,656	€ 10,310	€ 4,478
Gross margin, percentage		86.00%	73.00%
Cost of sales	€ (4,451)	€ (1,715)	€ (1,652)
Cost of sales, percentage		14.00%	28.00%
Bottom of Range [Member]
Statement Line Items [Line Items]
Gross profit		€ 4,500
Top of Range [Member]
Statement Line Items [Line Items]
Gross profit		€ 10,300